Document and Entity Information	Total
Risk/Return:
Registrant Name	DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
Document Type	497
Document Period End Date	Jul. 19, 2019
Amendment Flag	false
Central Index Key	0000357059
Document Effective Date	Jul. 24, 2019
Document Creation Date	Jul. 24, 2019
Prospectus Date	Jul. 19, 2019
Entity Inv Company Type	N-1A
Delaware Tax-Exempt Income Fund | Class A
Risk/Return:
Trading Symbol	FITAX
Delaware Tax-Exempt Income Fund | Institutional Class
Risk/Return:
Trading Symbol	FITDX
Delaware Tax-Exempt Income Fund | Class R6
Risk/Return:
Trading Symbol	FITEX
Delaware Tax-Exempt Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EIITX
Delaware Tax-Exempt Opportunities Fund | Institutional Class
Risk/Return:
Trading Symbol	EIIAX
Delaware Tax-Exempt Opportunities Fund | Class R6
Risk/Return:
Trading Symbol	EIINX
Delaware Tax-Free California II Fund | Class A
Risk/Return:
Trading Symbol	FICAX
Delaware Tax-Free California II Fund | Institutional Class
Risk/Return:
Trading Symbol	FICJX
Delaware Tax-Free California II Fund | Class R6
Risk/Return:
Trading Symbol	FICLX
Delaware Tax-Free New Jersey Fund | Class A
Risk/Return:
Trading Symbol	FINJX
Delaware Tax-Free New Jersey Fund | Institutional Class
Risk/Return:
Trading Symbol	FINLX
Delaware Tax-Free New Jersey Fund | Class R6
Risk/Return:
Trading Symbol	FINNX
Delaware Tax-Free New York II Fund | Class A
Risk/Return:
Trading Symbol	FNYFX
Delaware Tax-Free New York II Fund | Institutional Class
Risk/Return:
Trading Symbol	FNYHX
Delaware Tax-Free New York II Fund | Class R6
Risk/Return:
Trading Symbol	FNYJX
Delaware Tax-Free Oregon Fund | Class A
Risk/Return:
Trading Symbol	FTORX
Delaware Tax-Free Oregon Fund | Institutional Class
Risk/Return:
Trading Symbol	FTOTX
Delaware Tax-Free Oregon Fund | Class R6
Risk/Return:
Trading Symbol	FTOUX